CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net earnings (loss) for the year	$ 6,201	$ 13,955
Items not affecting cash:
Share-based compensation	3,878	3,636
Depreciation, depletion and amortization	26,088	24,527
Impairment (reversal of impairment) of non-current assets, net	0	(16,791)
Deferred income tax expense (recovery)	12,372	12,252
Unrealized foreign exchange loss (gain)	344	(176)
Finance costs	1,300	985
Accretion of loans receivable	(97)	0
Long term employee benefits	968	0
Write off of mineral properties	682	715
Write down of warehouse inventory	1,323	894
Write down of inventory to net realizable value	0	272
Loss (gain) on asset disposal	(2,503)	(5,914)
Loss (gain) on other investments	3,470	(2,117)
Net changes in non-cash working capital	967	(8,776)
Cash from operating activities	54,993	23,462
Investing activities
Proceeds on disposal of property, plant and equipment	350	10,113
Mineral properties, plant and equipment	(109,715)	(54,092)
Purchase of other investments	(2,119)	(3,307)
Proceeds from disposal of other investments	0	9,288
Redemption of (investment in) non-current deposits	34	(8)
Cash used in investing activities	(111,450)	(38,006)
Financing activities
Repayment of loans payable	(5,054)	(3,563)
Repayment of lease liabilities	(219)	(179)
Interest paid	(790)	(668)
Public equity offerings	46,001	59,998
Exercise of options	1,607	4,719
Share issuance costs	(2,885)	(1,293)
Performance and deferred share unit settlement	(1,904)	(2,363)
Cash from financing activities	36,756	56,651
Effect of exchange rate change on cash and cash equivalents	(211)	113
Increase in cash and cash equivalents	(19,701)	42,107
Cash and cash equivalents, beginning of the year	103,303	61,083
Cash and cash equivalents, end of the year	$ 83,391	$ 103,303